UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______

_____________________________
(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:	0001947575

NYMT Loan Trust 2022-INV1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Nicholas Mah, Managing Director, (212) 792-0107
Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II - FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: September 22, 2022

NYMT TRS Depositor, LLC
(Depositor)

By: /s/ Nicholas Mah
Name: Nicholas Mah
Title: Managing Director

EXHIBIT INDEX

Exhibit Number

Ex. 99.1.	Recovco Due Diligence Narrative Report
Ex. 99.2.	Recovco Rating Agency Grades
Ex. 99.3.	Recovco Loan Level Exceptions
Ex. 99.4.	Recovco Exception Level
Ex. 99.5.	Recovco Valuation Summary
Ex. 99.6.	Recovco Data Comparison
Ex. 99.7.	Recovco Supplemental Data
Ex. 99.8.	Recovco ASF
Ex. 99.9.	Recovco QM-ATR
Ex. 99.10.	Recovco ASF Addendum – Business Purpose
Ex. 99.11.	Canopy Due Diligence Narrative Report
Ex. 99.12.	Canopy ASF Report
Ex. 99.13.	Canopy Supplemental Data Report
Ex. 99.14.	Canopy RA Grades Detail Report
Ex. 99.15.	Canopy RA Grades Summary Report
Ex. 99.16.	Canopy Valuation Report
Ex. 99.17.	Canopy Multi-Property Data Extract
Ex. 99.18	Canopy Multi-Property Valuation Report
Ex. 99.19.	Canopy Business Purpose Supplement
Ex. 99.20.	Canopy ATR QM Report
Ex. 99.21.	Canopy Data Compare Report